Discontinued Operations - Loss from Discontinued Operations, Net of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Sep. 29, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 30, 2018	Sep. 23, 2018	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Operating expenses:
Net income	$ 5.3	$ (3.7)	$ 3.9	$ 1.5	$ (96.4)	$ (190.6)	$ 19.1	$ 11.3	$ 7.0	$ (256.6)	$ (205.0)
Net income attributable to noncontrolling interest									1.1	0.0	0.1
Net income attributable to controlling interest									5.9	(256.6)	(205.1)
Discontinued Operations, Held-for-sale | LED Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net									433.2	541.8	596.3
Cost of revenue, net									343.4	394.5	439.3
Gross profit									89.8	147.3	157.0
Operating expenses:
Research and development									32.2	36.8	37.5
Sales, general and administrative									29.7	31.8	26.5
(Income) loss on disposal or impairment of other assets									(0.1)	(0.3)	0.5
Other operating expense									13.3	1.4	0.0
Operating income									14.7	77.6	92.5
Non-operating income									(0.5)	(0.1)	0.0
Income before income taxes									15.2	77.7	92.5
Income tax expense									8.2	17.1	34.0
Net income									7.0	60.6	58.5
Net income attributable to noncontrolling interest									1.1	0.0	0.1
Net income attributable to controlling interest									$ 5.9	$ 60.6	$ 58.4